CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parentheticals) - shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position
Number of shares issued	170,537,307	157,924,708
Number of shares outstanding	170,537,307	157,924,708